Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	2.26%	2.13%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%	1.81%	1.49%
Class C1
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	1.68%	1.55%
Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%	2.55%	2.37%
Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%	2.59%	2.42%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%	2.26%	2.13%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	1.81%	1.49%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	1.68%	1.55%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%	2.55%	2.37%
Without Sales Load [Member] | Class IS
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%	2.59%	2.42%
Class A-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class A-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class C-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class C-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class C1-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class C1-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class I-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class I-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%
Class IS-Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Class IS-ICE BofA 3-Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.12%	1.47%